PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Results projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 10,162
Net interest on net defined benefit liability/asset	97,815
Total	107,977
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	1,781
Net interest on net defined benefit liability/asset	23,900
Total	25,681
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	8,381
Net interest on net defined benefit liability/asset	73,915
Total	R$ 82,296